Derivative Financial Instruments (Summary of Gains and Losses Information Related to Net Investment Hedges) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in OCI	¥ 418	¥ 7,512	¥ 60
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in OCI	¥ 418	¥ 7,512	¥ 60